Employee Benefit Plans (Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Number of options granted	25,000		127,000
Weighted average exercise price	$ 6.00		$ 6.54
Weighted average fair value of options	$ 2.33		$ 3.02
Expected life (years)	5 years 26 days	[1]	4 years 7 months 2 days	[1]
Expected volatility	43.61%	[2]	55.69%	[2]
Risk-free interest rate	0.77%	[3]	0.98%	[3]
Dividend yield		[4]		[4]

[1]	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
[2]	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
[3]	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
[4]	The expected dividend yield is the projected annual yield based on the grant date stock price.